VLCC Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination [Abstract]
Schedule of Business Acquisitions, by Acquisition

Purchase price:
Cash consideration	$134,270
Equity issuance	9,513

Total purchase price	143,783

Fair value of assets and liabilities acquired:
Vessels	419,500
Deposits for vessel acquisition	62,575
Favorable lease terms	57,070
Current assets including cash of $32,232	35,716
Current liabilities	(16,387)
Long-term debt assumed (including current portion)	(410,451)
Unfavorable lease terms	(5,819)

Fair value of net assets acquired	142,204

Goodwill	$1,579

Vlcc Acquisition Intangibles Amortization Years

	Weighted average amortization (years)	Amortization per year
Favorable lease terms	12.5	$(4,566)
Unfavorable lease terms	8.5	683

Vlcc Acquisition Acquired Intangible Assets

Gross Amount
Description
Favorable lease terms	$57,070
Unfavorable lease terms	(5,819)

Total	$51,251